JPMorgan New York Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—97.7%
New York—97.7%
Education—6.7%
Erie County Industrial Development Agency (The)
Series A, Rev., 5.00%, 6/13/2022 (a)	2,000	2,002
Rev., 5.00%, 5/01/2023 (a)	1,710	1,762
New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., AMBAC, 5.50%, 5/15/2026(a)	5,000	5,622
New York State Dormitory Authority, New York University
Series 1, Rev., AMBAC, 5.50%, 7/01/2022 (a)	1,000	1,004
Series 1, Rev., AMBAC, 5.50%, 7/01/2023 (a)	2,900	3,022
Series 1, Rev., AMBAC, 5.50%, 7/01/2024 (a)	1,570	1,685
Series 1, Rev., AMBAC, 5.50%, 7/01/2025 (a)	2,280	2,517
New York State Dormitory Authority, Non Stop Supported Debt, New School University
Series 2022A, Rev., 5.00%, 7/01/2031 (a)	250	285
Series 2022A, Rev., 5.00%, 7/01/2033 (a)	250	284
New York State Dormitory Authority, Rochester Institute of Technology, Series 2019A, Rev., 5.00%, 7/01/2036(a)	900	1,003
New York State Dormitory Authority, School Districts Financing Program
Series 2009A, Rev., AGC, 5.00%, 10/01/2024 (a)	30	30
Series 2018A, Rev., 5.00%, 10/01/2027 (a)	2,000	2,230
Syracuse Industrial Development Agency, School District Project, Series 2019A, Rev., 5.00%, 5/01/2025(a)	500	541
		21,987
General Obligation—13.1%
City of Buffalo, General Improvement, Series 2016B, GO, 5.00%, 11/15/2022(a)	1,000	1,016
City of New York, Series E-1, GO, 5.25%, 3/01/2035(a)	1,300	1,464
City of New York, Fiscal Year 2014
Series 2014E, GO, 5.00%, 8/01/2024 (a)	1,250	1,296
Subseries D-1, GO, 5.00%, 8/01/2028 (a)	2,000	2,071
City of New York, Fiscal Year 2018, Series F, Subseries F-1, GO, 5.00%, 4/01/2034(a)	2,500	2,783
City of New York, Fiscal Year 2019, Series 2019E, GO, 5.00%, 8/01/2027(a)	1,750	1,981
City of New York, Fiscal Year 2020, Series 2020C-1, GO, 5.00%, 8/01/2033(a)	2,000	2,293
City of Syracuse, Public Improvement, Series 2019A, GO, 4.00%, 5/15/2024(a)	1,000	1,038
City of White Plains, Public Improvement
GO, 4.00%, 9/15/2028 (a)	705	751
GO, 4.00%, 9/15/2029 (a)	1,100	1,169
County of Monroe
GO, 5.00%, 6/01/2022 (a)	1,080	1,080
GO, 5.00%, 6/01/2025 (a)	1,330	1,435
County of Nassau, General Improvement
Series B, GO, 5.00%, 10/01/2024 (a)	1,580	1,679
Series 2016A, GO, 5.00%, 1/01/2025 (a)	1,000	1,068
Series 2019B, GO, 5.00%, 4/01/2026 (a)	1,270	1,390
County of Onondaga, GO, 4.00%, 4/15/2029(a)	2,760	2,880
County of Westchester
Series 2018A, GO, 5.00%, 12/01/2022 (a)	1,350	1,375
Series 2019D, GO, 4.00%, 12/15/2030 (a)	1,635	1,755
Greece Central School District
Series B, GO, 5.00%, 12/15/2022 (a)	765	780
Series 2012B, GO, 5.00%, 12/15/2023 (a)	500	509
Haverstraw-Stony Point Central School District, GO, 3.00%, 10/15/2026(a)	1,105	1,142

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
General Obligation — continued
Mamaroneck Union Free School District, GO, 4.00%, 8/15/2031(a)	2,120	2,314
Orchard Park Central School District, GO, 4.00%, 4/01/2029(a)	1,685	1,782
State of New York, Tax-Exempt, Series 2018A, GO, 5.00%, 2/15/2025(a)	1,515	1,636
Syosset Central School District, GO, 2.00%, 12/15/2027(a)	1,380	1,350
Town of Brookhaven, GO, 5.00%, 5/01/2027(a)	2,000	2,169
Town of Oyster Bay, Public Improvement
GO, AGM, 5.00%, 8/01/2029 (a)	500	573
GO, AGM, 5.00%, 8/01/2031 (a)	650	761
Village of Mamaroneck, Public Improvement, GO, 3.00%, 8/15/2030(a)	1,540	1,569
		43,109
Hospital—1.3%
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group, Rev., 5.00%, 7/01/2026(a)	3,360	3,537
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Rev., NATL - RE, 5.50%, 7/01/2023(a)	690	705
		4,242
Housing—0.1%
State of New York Mortgage Agency, Homeowner Mortgage, Series 197, Rev., 3.50%, 10/01/2044(a)	460	465
Industrial Development Revenue/Pollution Control Revenue—1.2%
New York City Industrial Development Agency
Series 2019A, Rev., 5.00%, 5/01/2023 (a)	1,310	1,348
Series 2019A, Rev., 5.00%, 5/01/2027 (a)	1,150	1,287
Rev., AGM, 4.00%, 1/01/2032 (a)	1,250	1,314
		3,949
Other Revenue—27.2%
Battery Park City Authority, Series 2019A, Rev., 5.00%, 11/01/2038(a)	2,000	2,324
Hudson Yards Infrastructure Corp.
Series 2017A, Rev., 5.00%, 2/15/2029 (a)	3,500	3,887
Series 2017A, Rev., 5.00%, 2/15/2030 (a)	1,600	1,773
Series 2017A, Rev., 5.00%, 2/15/2032 (a)	2,320	2,555
Series 2017A, Rev., 5.00%, 2/15/2035 (a)	4,000	4,360
Series 2017A, Rev., 5.00%, 2/15/2036 (a)	3,500	3,799
Hudson Yards Infrastructure Corp., Second Indenture, Fiscal Year 2017, Series 2017A, Rev., 5.00%, 2/15/2034(a)	1,115	1,220
Metropolitan Transportation Authority
Series 2012A, Rev., Zero Coupon, 11/15/2030 (a)	4,000	3,080
Series 2017B-2, Rev., 5.25%, 11/15/2033 (a)	1,000	1,087
Nassau County Interim Finance Authority, Series 2021A, Rev., 5.00%, 11/15/2035(a)	935	1,103
New York City Transitional Finance Authority Building Aid
Series S-1, Rev., 5.00%, 7/15/2028 (a)	3,000	3,204
Series S-2A, Rev., 5.00%, 7/15/2034 (a)	2,000	2,238
Series S-3A, Rev., 5.00%, 7/15/2034 (a)	4,000	4,476
Series S-4, Rev., 5.25%, 7/15/2035 (a)	4,000	4,487
New York City Transitional Finance Authority Future Tax Secured
Series 2021A, Rev., 5.00%, 11/01/2029 (a)	2,000	2,336
Series E, Subseries E-1, Rev., 5.00%, 2/01/2032 (a)	2,000	2,205
Rev., 5.00%, 5/01/2033 (a)	1,745	2,010

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Other Revenue — continued
Series E, Subseries E-1, Rev., 5.00%, 2/01/2034 (a)	2,260	2,484
Series A, Subseries A-1, Rev., 5.00%, 8/01/2034 (a)	1,500	1,666
Series A, Subseries A-1, Rev., 5.00%, 8/01/2035 (a)	1,000	1,109
Series E, Subseries E-1, Rev., 5.00%, 2/01/2036 (a)	1,000	1,160
Series 2021G1, Rev., 5.00%, 11/01/2038 (a)	1,250	1,445
New York Convention Center Development Corp.
Rev., 5.00%, 11/15/2030 (a)	2,000	2,170
Series B, Rev., Zero Coupon, 11/15/2031 (a)	2,090	1,414
Series B, Rev., Zero Coupon, 11/15/2033 (a)	2,000	1,223
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2029 (a)	2,500	2,625
Series 2016A, Rev., 5.00%, 3/15/2031 (a)	2,000	2,184
Series A, Rev., 5.00%, 3/15/2031 (a)	3,100	3,249
Series 2014A, Rev., 5.00%, 3/15/2032 (a)	2,000	2,094
Series B, Rev., 5.00%, 3/15/2032 (a)	2,500	2,697
Series 2018E, Rev., 5.00%, 3/15/2033 (a)	2,000	2,240
Series B, Rev., 5.00%, 3/15/2033 (a)	2,500	2,693
Series 2017A, Rev., 5.00%, 3/15/2034 (a)	2,000	2,212
New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series 2020C, Rev., 4.00%, 3/15/2037(a)	1,000	1,043
New York State Urban Development Corp., State Sales Tax, Series 2019A, Rev., 5.00%, 3/15/2036(a)	4,500	5,062
Trust for Cultural Resources of City of New York (The), Carnegie Hall, Rev., 5.00%, 12/01/2031(a)	275	319
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/01/2027 (a)	135	141
Series 2022B, Rev., 5.00%, 1/01/2032 (a)	240	255
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/01/2033 (a)	1,775	1,906
Series B, Rev., 5.00%, 6/01/2034 (a)	2,000	2,146
		89,681
Prerefunded—2.4%
Sales Tax Asset Receivable Corp., Fiscal Year 2015Series 2015A, Rev., 5.00%, 10/15/2024 (a) (b)	7,500	8,041
Special Tax—9.5%
New York State Dormitory Authority, State Personal Income Tax, Series 2015B, Rev., 5.00%, 2/15/2025(a) (b)	330	357
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2033 (a)	1,500	1,702
Series 2019A, Rev., 5.00%, 3/15/2035 (a)	1,500	1,690
Series 2019A, Rev., 5.00%, 3/15/2036 (a)	1,825	2,052
New York State Thruway Authority, State Personal Income Tax, Transportation
Series 2013A, Rev., 5.00%, 3/15/2023 (a)	2,400	2,466
Series 2021A-1, Rev., 5.00%, 3/15/2034 (a)	2,000	2,311
Series 2021A-1, Rev., 5.00%, 3/15/2035 (a)	2,500	2,878
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series A, Rev., 5.00%, 3/15/2027 (a)	1,500	1,576
Series A, Rev., 5.00%, 3/15/2031 (a)	3,000	3,150
Series 2015A, Rev., 5.00%, 3/15/2032 (a)	2,500	2,664

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Special Tax — continued
Series 2019A, Rev., 5.00%, 3/15/2033 (a)	2,575	2,905
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023 (a)	2,000	2,063
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2025 (a)	5,000	5,472
		31,286
Transportation—20.5%
Metropolitan Transportation Authority
Series 2015C, Rev., 5.25%, 11/15/2030 (a)	1,500	1,600
Series 2016A-1, Rev., 5.00%, 11/15/2031 (a)	2,500	2,659
Series B, Rev., 5.00%, 11/15/2031 (a)	2,000	2,097
Subseries D-1, Rev., 5.00%, 11/15/2031 (a)	2,000	2,110
Series A-1, Rev., 5.00%, 11/15/2032 (a)	2,000	2,113
Series A-1, Rev., 4.00%, 11/15/2033 (a)	2,000	2,006
Series 2016A, Rev., 5.25%, 11/15/2034 (a)	1,020	1,100
New York State Thruway Authority
Series K, Rev., 5.00%, 1/01/2028 (a)	1,000	1,066
Series K, Rev., 5.00%, 1/01/2030 (a)	2,500	2,656
Series L, Rev., 5.00%, 1/01/2032 (a)	2,250	2,512
Series N, Rev., 5.00%, 1/01/2033 (a)	2,225	2,532
New York State Thruway Authority, Junior Lien, Series 2016A, Rev., 5.00%, 1/01/2035(a)	1,000	1,074
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/01/2025 (a)	2,075	2,138
Rev., AMT, 5.00%, 1/01/2026 (a)	2,000	2,077
Rev., AMT, 5.00%, 1/01/2027 (a)	2,000	2,092
Port Authority of New York and New Jersey, Consolidated
Series 186, Rev., AMT, 5.00%, 10/15/2027 (a)	2,000	2,103
Series 185, Rev., AMT, 5.00%, 9/01/2028 (a)	1,000	1,048
Series 184, Rev., 5.00%, 9/01/2030 (a)	2,020	2,144
Series 185, Rev., AMT, 5.00%, 9/01/2030 (a)	2,000	2,092
Series 207, Rev., AMT, 5.00%, 9/15/2031 (a)	2,335	2,539
Series 185, Rev., AMT, 5.00%, 9/01/2032 (a)	1,750	1,828
Series 207, Rev., AMT, 5.00%, 9/15/2032 (a)	3,000	3,245
Series 205, Rev., 5.00%, 11/15/2032 (a)	1,000	1,109
Rev., AMT, 5.00%, 9/01/2036 (a)	2,950	3,179
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017B, Rev., 5.00%, 11/15/2029 (a)	2,500	2,783
Series B, Rev., 5.00%, 11/15/2029 (a)	1,600	1,876
Series B, Rev., 5.00%, 11/15/2030 (a)	5,355	6,199
Series 2016A, Rev., 5.00%, 11/15/2031 (a)	1,000	1,100
Series B, Rev., 5.00%, 11/15/2031 (a)	1,100	1,219
Series 2013A, Rev., Zero Coupon, 11/15/2032 (a)	3,000	2,049
Series B, Rev., 5.00%, 11/15/2033 (a)	1,500	1,655
Series C, Rev., 5.00%, 11/15/2035 (a)	1,375	1,543
		67,543

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
New York — continued
Utility—9.5%
Long Island Power Authority
Series 2012B, Rev., 5.00%, 9/01/2024 (a)	2,735	2,758
Series 2019A, Rev., 5.00%, 9/01/2027 (a)	3,500	3,928
Series 2020A, Rev., 5.00%, 9/01/2032 (a)	1,410	1,625
Series 2021A, Rev., 4.00%, 9/01/2033 (a)	1,000	1,074
Rev., 5.00%, 9/01/2034 (a)	1,500	1,688
Rev., 5.00%, 9/01/2035 (a)	2,000	2,247
Rev., 5.00%, 9/01/2036 (a)	1,225	1,374
New York Power Authority, Series 2022A, Rev., AGM, 4.00%, 11/15/2038(a)	1,000	1,045
Utility Debt Securitization Authority
Series 2013TE, Rev., 5.00%, 12/15/2031 (a)	590	619
Rev., 5.00%, 12/15/2032 (a)	2,500	2,725
Series 2016A, Rev., 5.00%, 12/15/2033 (a)	3,000	3,312
Series 2016A, Rev., 5.00%, 12/15/2034 (a)	4,595	5,069
Series B, Rev., 5.00%, 12/15/2034 (a)	2,450	2,702
Utility Debt Securitization Authority, Federally Tax-Exempt, Series TE, Rev., 5.00%, 12/15/2030(a)	1,000	1,049
		31,215
Water & Sewer—6.2%
New York City Municipal Water Finance Authority
Series 2015EE, Rev., 5.00%, 6/15/2028 (a)	2,000	2,111
Series DD, Rev., 5.00%, 6/15/2029 (a)	2,000	2,109
Series GG, Rev., 5.00%, 6/15/2030 (a)	1,610	1,906
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series A, Rev., 5.00%, 6/15/2027 (a)	1,500	1,591
Series 2021A, Rev., 5.00%, 6/15/2030 (a)	1,070	1,260
Series A, Rev., 5.00%, 6/15/2031 (a)	2,150	2,378
Series A, Rev., 5.00%, 6/15/2032 (a)	2,000	2,210
Series 2015A, Rev., 5.00%, 6/15/2033 (a)	2,000	2,163
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025(a) (b)	4,175	4,600
		20,328
Total New York		321,846
Total Municipal Bonds (Cost $324,435)		321,846
	Shares (000)
Short-Term Investments—1.7%
Investment Companies—1.7%
JPMorgan Institutional Tax Free Money Market Fund (c) (d)(Cost $5,571)	5,569	5,571
Total Investments—99.4% (Cost$330,006)		327,417
Assets in Excess of Other Liabilities—0.6%		2,027
Net Assets—100.0%		329,444

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of May 31, 2022.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$321,846	$—	$321,846
Short-Term Investments
Investment Companies	5,571	—	—	5,571
Total Investments in Securities	$5,571	$321,846	$—	$327,417
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (a) (b)	$3,522	$33,718	$31,669	$—(c)	$—(c)	$5,571	5,569	$4	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
(c)	Amount rounds to less than one thousand.